Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Employee Benefit Plan Plan Termination [Line Items]
Plan Termination
5.	Plan Termination
Although it has not expressed any intent to do so, the Bank has the right to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA.